Document and Entity Information	Mar. 17, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	Mondelez International, Inc.
Amendment Flag	false
Entity Central Index Key	0001103982
Document Type	8-K
Document Period End Date	Mar. 17, 2022
Entity Incorporation State Country Code	VA
Entity File Number	1-16483
Entity Tax Identification Number	52-2284372
Entity Address, Address Line One	905 West Fulton Market
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60607
City Area Code	(847)
Local Phone Number	943-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, no par value
Trading Symbol	MDLZ
Security Exchange Name	NASDAQ
One Point Six Twenty Five Percent Notes Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.625% Notes due 2027
Trading Symbol	MDLZ27
Security Exchange Name	NASDAQ
M 0.250 Notes Due 20283 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.250% Notes due 2028
Trading Symbol	MDLZ28
Security Exchange Name	NASDAQ
Zero Point Seven Fifty Percent Notes Due 2033 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.750% Notes due 2033
Trading Symbol	MDLZ33
Security Exchange Name	NASDAQ
M 2.375 Notes Due 20351 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.375% Notes due 2035
Trading Symbol	MDLZ35
Security Exchange Name	NASDAQ
M 4.500 Notes Due 20352 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.500% Notes due 2035
Trading Symbol	MDLZ35A
Security Exchange Name	NASDAQ
One Point Three Seventy Five Percent Notes Due 2041 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.375% Notes due 2041
Trading Symbol	MDLZ41
Security Exchange Name	NASDAQ
Three Point Eight Seventy Five Percent Notes Due 2045 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.875% Notes due 2045
Trading Symbol	MDLZ45
Security Exchange Name	NASDAQ